Deferred Income Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
Deferred Income Tax Assets and Liabilities
Note 14. Deferred Income Tax Assets and Liabilities
The tax effect of temporary differences and tax loss carry-forwards that give rise to significant components of the Group’s deferred income tax assets and liabilities are as follows:
As at December 31:	2018	2017
		(Restated)
Non-capital tax loss carry-forwards	$26,363	$25,504
Interests in resource properties	(56,904)	(10,536)
Other assets	(8,800)	(4,817)
Other liabilities	(11,345)	(3,760)
	$(50,686)	$6,391
Presented on the consolidated statements of financial position as follows:
Deferred income tax assets	$15,735	$16,694
Deferred income tax liabilities	(66,421)	(10,303)
Net	$(50,686)	$6,391

As at December 31, 2018, the Group had estimated accumulated non-capital losses, which expire in the following countries as follows. Management is of the opinion that not all of these non-capital losses are probable to be utilized in the future.
Country	Gross amount	Amount for which no deferred income tax asset is recognized	Expiration dates
Canada	$19,911	$ 13	2035-2038
Germany	2,738	—	Indefinite
Austria	6,125	6,125	Indefinite
China	226	226	2023
Malta	98,752	70,056	Indefinite
Uganda	33,544	—	Indefinite
The utilization of the deferred tax assets is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences and the Group companies have suffered losses in either the current or preceding period(s) in the tax jurisdictions to which the deferred tax assets relate.
A former affiliate received notices of tax reassessments from taxation authorities relating to prior periods, which denied certain deductions, losses and credits, and included income in the computation of income taxes payable. The former affiliate has objected or will object to such reassessment notices and has appealed certain federal assessments in court. Based on, among other things, the Group’s consultation with its advisors and review of the reassessments, the material facts related thereto and the subject transactions, management determined that the probability of the reassessments being successful in court was remote. Accordingly, the Group did not record any liability in prior years in connection with such reassessments. While the Group is not a party to these proceedings, there can be no assurance that the former affiliate will be successful and, if unsuccessful, that there will not be potential claims made against the Group in relation thereto.
The Group companies’ income tax, value-added tax and payroll tax filings are also subject to audit by taxation authorities in numerous jurisdictions. There are audits in progress and items under review, some of which may increase the Group’s income tax, value-added tax and payroll tax liability. In the event that management’s estimate of the future resolution of these matters changes, the Group will recognize the effects of the changes in its consolidated financial statements in the appropriate period relative to when such changes occur.